Share-Based Payment (Tables)	12 Months Ended
Dec. 31, 2020
Share-Based Payment (Tables) [Line Items]
Schedule of fair value of the share options
	17.A- Consultants and Employees	17.B- Directors and CEO (*)
Number of share options granted	14,638,264	8,942,202 (*)
Fair value in the grant date (thousands USD)	43,979	23,434
Range of share price (USD)	0.74-89.83	1.38-94.64
Range of exercise price (USD)	0-114.77	0.7-92.04
Range of expected share price volatility	40.3%-104.96%	53.75-104.96%
Range of estimated life (years)	4-9	4-7
Range of weighted average of risk-free interest rate	0.36-1.98%	0.88%-1.32%
Expected dividend yield	-	-
Outstanding as of December 31, 2020	12,603,828	8,839,482
Exercisable as of December 31, 2020	880,734	8,679,113
(*)	The options granted to directors and the CEO do not include the series B warrants which the CEO is entitled to purchase, since the number of those warrants is not yet determined.

Employees and consultants [Member]
Share-Based Payment (Tables) [Line Items]
Schedule of fair value of the share options
	2019(*)	2020
Outstanding at January 1	112,944	521,138
Granted during the year	461,223	14,295,289
Exercised during the year	(24)	(1,703,902)
Forfeited or expired during the year	(53,005)	(508,697)
Outstanding at December 31	521,138	12,603,828
Exercisable as of December 31	53,831	880,734

Directors and CEO [Member]
Share-Based Payment (Tables) [Line Items]
Schedule of fair value of the share options
	2019	2020
Outstanding at January 1	41,400	78,435
Granted during the year	50,900	8,820,402
Exercised during the year	-	-
Forfeited or expired during the year	(13,865)	(59,355)
Outstanding at December 31	78,435	8,839,482
Exercisable as of December 31	40,275	8,679,113